Equity (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 10, 2020	Nov. 21, 2019	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Share options, exercised			28,672	449,093
Ordinary shares issued from share options exercised (in Shares) | shares			4,293	164,867
Option vested			52,538	58,328
Total consideration exercised (in Dollars) | $			$ 17	$ 17
Issue of ordinary shares, description		FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”) purchased on November 21, 2019 5,240,956 ordinary shares at a price of $6.00, representing 12.99%.
Proportion of ownership interests held by non-controlling interests	12.99%
Private placement, description	Pursuant to the private placement the Company issued 4,166,667 ordinary shares at a price of $6.00 per share, for an aggregate gross proceeds of $25,000 thousands.
Outstanding shares, percentage	21.00%